TRANSACTIONS WITH RELATED PARTIES (Details 3)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transactions With Related Parties
Common shares	0.32%	0.33%
Preferred shares	0.93%	0.83%
Total shares	0.63%	0.58%